5. STOCKHOLDERS' DEFICIT (Details Narrative) - Warrant - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
May 28, 2015
Warrant expense	$ 68,600	$ 28,300
January 1, 2016
Warrant expense	125,053
July 26, 2016
Warrant expense	365,157
July 26, 2016
Warrant expense	292,126
October 2, 2016
Warrant expense	68,686
December 8, 2016
Warrant expense	$ 630,259